Preferred Shares and Ordinary A Shares (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Preferred Shares And Ordinary AShares Abstract
Schedule of composition of preferred shares and ordinary A shares
	June 30, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary A Shares	74,220	65,814	74,220	65,814
Preferred A Shares	242,000	201,712	242,000	201,712
Preferred A-1 Shares	14,000	13,423	14,000	13,423
Preferred A-2 Shares	64,978	64,588	64,978	64,588
	395,198	345,537	395,198	345,537

	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary A shares	74,220	65,814	74,220	65,814
Preferred A shares	242,000	201,712	226,000	201,712
Preferred A-1 shares	14,000	13,423	14,000	13,423
Preferred A-2 shares	64,978	64,588	64,978	64,588
	395,198	345,537	379,198	345,537